Exit or Disposal Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Store	Dec. 31, 2010 Store	Dec. 31, 2009 Facility Store
Summary of exit or disposal activities costs
Beginning Balance	$ 16,047	$ 31,133	$ 21,624
Provisions in Costs of goods sold or SG&A	1,434	1,953	19,864
Actual expenditures charged to accrual	(6,181)	(11,275)	(12,323)
Adjustments to prior provisions in Other general expense - net	(900)	(5,764)	1,968
Ending Balance	10,400	16,047	31,133
Exit or Disposal Activities (Textual) [Abstract]
Stores and branches closed	22	23	65
Number of Facilities Closed			4
Facilities Shutdown Prior to 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	10,366
Actual expenditures charged to accrual	(3,572)
Adjustments to prior provisions in Other general expense - net	(1,087)
Ending Balance	5,707
Paint Stores Group [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	182	182	5,243
Consumer Group [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	339	457	9,855
Global Finishes Group [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	913	1,314	4,766
Severance and related costs [Member] | Paint Stores Group [Member] | Manufacturing Facilities Shutdown in 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance			33
Actual expenditures charged to accrual			(9)
Adjustments to prior provisions in Other general expense - net			(24)
Severance and related costs [Member] | Paint Stores Group [Member] | Paint Stores Group Manufacturing and Distribution Facilities Administrative Offices and Stores Shutdown in 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		70	324
Provisions in Costs of goods sold or SG&A			868
Actual expenditures charged to accrual		(66)	(937)
Adjustments to prior provisions in Other general expense - net		(4)	(185)
Ending Balance			70
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2011[Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	339
Actual expenditures charged to accrual	142
Ending Balance	197
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing and distribution facilities shutdown in 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		311	449
Provisions in Costs of goods sold or SG&A			82
Actual expenditures charged to accrual			(33)
Adjustments to prior provisions in Other general expense - net		(311)	(187)
Ending Balance			311
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing Facilities Shutdown in 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance		4,532
Provisions in Costs of goods sold or SG&A		457	7,345
Actual expenditures charged to accrual		(3,534)	(2,813)
Adjustments to prior provisions in Other general expense - net		(1,455)
Ending Balance			4,532
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shutdown in 2011 [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	316
Actual expenditures charged to accrual	(187)
Ending Balance	129
Severance and related costs [Member] | Global Finishes Group [Member] | Manufacturing Facility and Branches Shutdown in 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance		204
Provisions in Costs of goods sold or SG&A			629
Actual expenditures charged to accrual		(78)	(425)
Adjustments to prior provisions in Other general expense - net		(126)
Ending Balance			204
Severance and related costs [Member] | Global Finishes Group [Member] | Branches Shutdown in 2010 [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A		31
Actual expenditures charged to accrual		(31)
Severance and related costs [Member] | Global Finishes Group [Member] | Administrative Offices and Branches Shutdown in 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance			397
Actual expenditures charged to accrual			(397)
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance			11,686
Actual expenditures charged to accrual			(2,550)
Adjustments to prior provisions in Other general expense - net			(1,635)
Ending Balance			7,501
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior To 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		11,245
Actual expenditures charged to accrual		(2,094)
Adjustments to prior provisions in Other general expense - net		(2,085)
Ending Balance		7,066
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shutdown in 2011 [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	182
Actual expenditures charged to accrual	26
Ending Balance	156
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shutdown in 2010 [Member]
Summary of exit or disposal activities costs
Beginning Balance	4
Provisions in Costs of goods sold or SG&A		182
Actual expenditures charged to accrual		(178)
Adjustments to prior provisions in Other general expense - net	(4)
Ending Balance		4
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shutdown in 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	2,022	3,213
Provisions in Costs of goods sold or SG&A			3,898
Actual expenditures charged to accrual	(805)	(1,213)	(685)
Adjustments to prior provisions in Other general expense - net	3	22
Ending Balance	1,220	2,022	3,213
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Manufacturing Facilities Shutdown in 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance			1,859
Actual expenditures charged to accrual			(430)
Adjustments to prior provisions in Other general expense - net			149
Ending Balance			1,578
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Paint Stores Group Manufacturing and Distribution Facilities Administrative Offices and Stores Shutdown in 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		5,426	4,450
Actual expenditures charged to accrual		(1,864)	(2,602)
Adjustments to prior provisions in Other general expense - net		(504)	3,578
Ending Balance		3,058	5,426
Other Qualified Exit Costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2011[Member]
Summary of exit or disposal activities costs
Adjustments to prior provisions in Other general expense - net	(74)
Other Qualified Exit Costs [Member] | Consumer Group [Member] | Manufacturing and distribution facilities shutdown in 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		83	150
Actual expenditures charged to accrual		(60)	(67)
Adjustments to prior provisions in Other general expense - net		219
Ending Balance		242	83
Other Qualified Exit Costs [Member] | Consumer Group [Member] | Manufacturing Facilities Shutdown in 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	721	2,258
Provisions in Costs of goods sold or SG&A			2,428
Actual expenditures charged to accrual	(245)	(612)	(170)
Adjustments to prior provisions in Other general expense - net		(925)
Ending Balance	402	721	2,258
Other Qualified Exit Costs [Member] | Consumer Group [Member] | Manufacturing Facilities Shutdown in 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance			2,036
Adjustments to prior provisions in Other general expense - net			130
Ending Balance			2,166
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shutdown in 2011 [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A	597
Actual expenditures charged to accrual	(127)
Ending Balance	470
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shutdown in 2010 [Member]
Summary of exit or disposal activities costs
Beginning Balance	1,114
Actual expenditures charged to accrual	(159)
Ending Balance	955
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Manufacturing Facility and Branches Shutdown in 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	1,820	3,703
Provisions in Costs of goods sold or SG&A			4,614
Actual expenditures charged to accrual	(918)	(1,288)	(911)
Adjustments to prior provisions in Other general expense - net	262	(595)
Ending Balance	1,164	1,820	3,703
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Branches Shutdown in 2010 [Member]
Summary of exit or disposal activities costs
Provisions in Costs of goods sold or SG&A		1,283
Actual expenditures charged to accrual		(169)
Ending Balance		1,114
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Administrative Offices and Branches Shutdown in 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		88	240
Actual expenditures charged to accrual		(88)	(294)
Adjustments to prior provisions in Other general expense - net			142
Ending Balance			$ 88